UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.4%
Delphi Automotive	246,918		18,775,645
Banks--6.1%
Bank of America	1,523,594		23,737,595
Citigroup	431,170		21,390,344
Wells Fargo & Co.	709,300		36,422,555
			81,550,494
Capital Goods--8.5%
Boeing	128,547		16,833,230
Danaher	236,770		20,175,172
Honeywell International	247,250		23,412,102
Owens Corning	250,834		10,512,453
Raytheon	212,591		23,227,693
United Technologies	230,287		20,493,240
			114,653,890
Commercial & Professional Services--1.1%
Tyco International	447,765		14,982,217
Consumer Durables & Apparel--3.9%
Newell Rubbermaid	385,179		15,295,458
NIKE, Cl. B	190,738		23,455,052
Under Armour, Cl. A	139,236		13,475,260
			52,225,770
Consumer Services--1.4%
McDonald's	194,786		19,192,265
Diversified Financials--6.4%
Ameriprise Financial	142,302		15,529,417
CBOE Holdings	190,533		12,780,954
Intercontinental Exchange	92,948		21,841,850
Morgan Stanley	372,480		11,733,120
Voya Financial	634,440		24,597,239
			86,482,580
Energy--6.2%
Anadarko Petroleum	222,630		13,444,626
EOG Resources	185,900		13,533,520
Kinder Morgan	498,186		13,789,788
Occidental Petroleum	317,410		20,996,671
Schlumberger	303,360		20,922,739
			82,687,344
Exchange-Traded Funds--1.2%
SPDR S&P 500 ETF Trust	83,451	a,b	15,991,715
Food & Staples Retailing--2.1%
CVS Health	229,970		22,187,506
Rite Aid	926,893		5,626,240
			27,813,746
Food, Beverage & Tobacco--5.0%
Coca-Cola Enterprises	390,990		18,904,366
Mondelez International, Cl. A	447,575		18,739,965
PepsiCo	314,730	b	29,679,039
			67,323,370
Health Care Equipment & Services--7.3%
Boston Scientific	1,101,429	b	18,074,450
Cardinal Health	267,483	b	20,548,044
Cerner	111,675	a	6,696,033
Medtronic	229,160		15,339,970
UnitedHealth Group	233,823	b	27,125,806
WellCare Health Plans	114,940		9,905,529
			97,689,832
Household & Personal Products--2.6%
Colgate-Palmolive	266,027		16,882,073
Estee Lauder, Cl. A	228,418	b	18,428,764

			35,310,837
Insurance--3.9%
American International Group	233,795	b	13,284,232
Hartford Financial Services Group	527,665	b	24,156,504
Marsh & McLennan	289,470		15,116,123
			52,556,859
Materials--2.8%
CF Industries Holdings	132,772	b	5,961,463
Martin Marietta Materials	72,577	a	11,028,075
Mosaic	324,447		10,093,546
Vulcan Materials	121,933		10,876,424
			37,959,508
Media--2.3%
CBS, Cl. B	341,380		13,621,062
Interpublic Group of Companies	893,200	b	17,086,916
			30,707,978
Pharmaceuticals, Biotech & Life Sciences--7.1%
AbbVie	221,163		12,033,479
Biogen	47,089		13,741,041
Bristol-Myers Squibb	477,080	b	28,243,136
Pfizer	878,513		27,594,093
Teva Pharmaceutical Industries, ADR	243,296	b	13,736,492
			95,348,241
Retailing--5.3%
Amazon.com	52,347	b	26,795,906
Dollar Tree	180,689	b	12,044,729
Home Depot	202,912		23,434,307
Ulta Salon,Cosmetics & Fragrance	56,595	b	9,244,793
			71,519,735
Semiconductors & Semiconductor Equipment--1.1%
Avago Technologies	113,776		14,223,138
Software & Services--13.9%
Automatic Data Processing	210,990		16,955,156
Facebook, Cl. A	380,880		34,241,112
Google, Cl. A	32,178		20,541,470
Google, Cl. C	47,292		28,773,399
LinkedIn, Cl. A	53,060		10,088,298
MasterCard, Cl. A	313,469		28,249,826
Oracle	538,389		19,446,611
salesforce.com	285,814		19,844,066
ServiceNow	133,319		9,259,005
			187,398,943
Technology Hardware & Equipment--7.6%
Apple	590,137		65,092,111
Cisco Systems	924,031		24,255,814
Palo Alto Networks	74,313		12,781,836
			102,129,761
Telecommunication Services--1.5%
Verizon Communications	453,244		19,720,646
Transportation--.8%
Union Pacific	127,743	b	11,293,759
Total Common Stocks
(cost $1,143,715,671)			1,337,538,273

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,743,935)	6,743,935	[c]	6,743,935
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,862,272)	15,862,272	[c]	15,862,272

Total Investments (cost $1,166,321,878)	101.2%	1,360,144,480
Liabilities, Less Cash and Receivables	(1.2%)	(16,179,911)
Net Assets	100.0%	1,343,964,569

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $26,024,396 and the value of the collateral held by the fund was $26,079,625, consisting of cash collateral of $15,862,272 and U.S. Government
& Agency securities valued at $10,217,353.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $193,822,602 of which $260,182,518 related to appreciated investment securities and $66,359,916 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	13.9
Capital Goods	8.5
Technology Hardware & Equipment	7.6
Health Care Equipment & Services	7.3
Pharmaceuticals, Biotech & Life Sciences	7.1
Diversified Financials	6.4
Energy	6.2
Banks	6.1
Retailing	5.3
Food, Beverage & Tobacco	5.0
Consumer Durables & Apparel	3.9
Insurance	3.9
Materials	2.8
Household & Personal Products	2.6
Media	2.3
Food & Staples Retailing	2.1
Money Market Investments	1.7
Telecommunication Services	1.5
Automobiles & Components	1.4
Consumer Services	1.4
Exchange-Traded Funds	1.2
Commercial & Professional Services	1.1
Semiconductors & Semiconductor Equipment	1.1
Transportation	.8
101.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets ($)				Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,293,586,928	-	-	1,293,586,928
Equity Securities - Foreign Common Stocks+	27,959,630	-	-	27,959,630
Exchange-Traded Funds	15,991,715	-	-	15,991,715
Mutual Funds	22,606,207	-	-	22,606,207

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)